GENERAL (Schedule of cash flows for discontinued operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Discontinued Operations [Member] | Integrated Solutions Division Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash provided by discontinued operating activities	$ 22	$ 123